Share Capital and Dividends - Summary of Share based Compensation (Details) - CAD ($)			12 Months Ended
	Mar. 26, 2019	Nov. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Stock option plan			$ 372,000	$ 289,000	$ 249,000
Share purchase plan – employer contribution			593,000	439,000	267,000
Share-based compensation on shares vested during the period, issued on business acquisitions			1,075,000	2,701,000
Deferred share units	$ 91,880	$ 116,676	209,000
Accrued management bonuses and other compensation				734,000
Shares issued to certain directors as settlement of services rendered					651,000
Expense from share-based payment transactions with employees			$ 2,249,000	$ 4,163,000	$ 1,167,000